SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 26. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

In 2014 and 2015, we had two operating segments: an Asian online game and service business segment, and a cloud service business segment. The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. The cloud service business segment mainly derived its revenues from providing cloud products and services to medium-to-larger enterprises as well as public sectors. After reviewing the business plan, we combined in 2016 our cloud and game business to optimize the allocation of resources.

Financial information for each operating segment was as follows for the years ended December 31, 2014, 2015, and 2016:

(in US$ thousands)	Asian online game and service	Cloud service business	Total
2014:
Net revenue from external customers	$8,199	$1,580	$9,779
Loss from operations	$(8,639)	$(1,510)	$(10,149)
Share-based compensation	$93	$7	$100
Impairment loss on property, plant and equipment	$—	$28	$28
Impairment loss on intangible assets	$—	$115	$115
Impairment loss on prepaid licensing and royalty fees	$1,259	$—	$1,259
Interest income	$31	$—	$31
Interest expense	$243	$—	$243
Gain on sales of marketable securities - net	$8,792	$—	$8,792
Foreign exchange gain (loss)	$(306)	$—	$(306)
Gain (loss) on equity method investments - net	$(531)	$—	$(531)
Depreciation	$239	$28	$267
Amortization, including intangible assets	$1,124	$71	$1,195
Income tax expense (benefits)	$(92)	$—	$(92)

(in US$ thousands)	Asian online game and service	Cloud service business	Total
2015:
Net revenue from external customers	$8,545	$1,706	$10,251
Loss from operations	$(12,735)	$(1,240)	$(13,975)
Share-based compensation	$6	$(23)	$(17)
Impairment loss on property, plant and equipment	$—	$60	$60
Impairment loss on intangible assets	$—	$5	$5
Impairment loss on prepaid licensing and royalty fees	$4,187	$—	$4,187
Interest income	$12	$—	$12
Interest expense	$128	$1	$129
Gain on sales of marketable securities - net	$19,939	$—	$19,939
Foreign exchange gain (loss)	$(145)	$—	$(145)
Gain (loss) on equity method investments - net	$(600)	$—	$(600)
Impairment loss on marketable securities and investments	$1,290	$—	$1,290
Depreciation	$233	$40	$273
Amortization, including intangible assets	$212	$32	$244
Income tax expense (benefits)	$(14)	$—	$(14)

(in US$ thousands)	Asian online game and service
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$0
Gain on sales of marketable securities - net	$0
Foreign exchange gain (loss)	$(174)
Gain (loss) on equity method investments - net	$(1,731)
Impairment loss on marketable securities and investments	$0
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$0

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2014	2015	2016
Loss from operations:
Total segments	$(10,149)	$(13,975)	$(3,924)
Adjustment*	(3,324)	(6,020)	(3,206)
Total GigaMedia consolidated	$(13,473)	$(19,995)	$(7,130)
Share-based compensation
Total segments	$100	$(17)	$3
Adjustment*	(79)	82	6
Total GigaMedia consolidated	$21	$65	$9
Impairment loss on property, plant and equipment:
Total segments	$28	$60	$288
Adjustment*	—	—	183
Total GigaMedia consolidated	$28	$60	$471
Impairment loss on intangible assets:
Total segments	$115	$5	$53
Adjustment*	—	—	4
Total GigaMedia consolidated	$115	$5	$57
Impairment loss on prepaid licensing and royalty fees:
Total segments	$1,259	$4,187	$1,386
Adjustment*	—	—	—
Total GigaMedia consolidated	$1,259	$4,187	$1,386
Interest income:
Total segments	$31	$12	$2
Adjustment*	651	321	300
Total GigaMedia consolidated	$682	$333	$302
Interest expense:
Total segments	$243	$129	$—
Adjustment*	—	53	81
Total GigaMedia consolidated	$243	$182	$81
Gain (loss) on sales of marketable securities - net:
Total segments	$8,792	$19,939	$—
Adjustments*	(171)	—	—
Total GigaMedia consolidated	$8,621	$19,939	$—
Foreign exchange gain (loss):
Total segments	$(306)	$(145)	$(174)
Adjustments*	(250)	(252)	(127)
Total GigaMedia consolidated	$(556)	$(397)	$(301)

(in US$ thousands)	2014	2015	2016
Gain (loss) on equity method investments - net:
Total segments	$(531)	$(600)	$(1,731)
Adjustment*	—	—	—
Total GigaMedia consolidated	$(531)	$(600)	$(1,731)
Impairment loss on marketable securities and investments:
Total segments	$—	$1,290	$—
Adjustment*	—	—	—
Total GigaMedia consolidated	$—	$1,290	$—
Depreciation:
Total segments	$267	$273	$142
Adjustments*	39	21	20
Total GigaMedia consolidated	$306	$294	$162
Amortization:
Total segments	$1,195	$244	$93
Adjustments*	16	1	18
Total GigaMedia consolidated	$1,211	$245	$111
Income tax expense (benefit):
Total segments	$(92)	$(14)	$—
Adjustments*	19	(400)	(1,149)
Total GigaMedia consolidated	$(73)	$(414)	$(1,149)

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2014, 2015 and 2016, the compensation related was approximately $1.7 million $1.3 million and $1.6 million, respectively; professional fees was approximately $174 thousand $587 thousand and $612 thousand, respectively. The termination charge of proposed acquisition of $2.0 million in 2015 is also included in the adjustments.

Major Product Lines

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2014	2015	2016
MahJong and casino casual games	$4,301	$3,113	$2,459
PC massively multiplayer online games	1,908	1,670	1,560
Mobile role playing games	1,914	2,807	4,674
Other games and game related revenues	76	955	278
Cloud computing services	1,580	1,706	—
	$9,779	$10,251	$8,971

Major Customers

No single customer represented 10 percent or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2014	2015	2016
Taiwan	$7,413	$6,889	$2,664
Hong Kong	2,366	3,362	6,307
	$9,779	$10,251	$8,971

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2014	2015	2016
Taiwan	$1,641	$1,320	$7
Hong Kong	22	71	0
	$1,663	$1,391	$7